Supplementary Financial Information (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2004	Dec. 31, 2003
Supplemental Financial Information [Line Items]
Face value of life insurance policies					$ 162	$ 153
Net cash surrender values					$ 84	$ 76
Depreciation expense as percentage of average depreciable property					3.40%	3.50%	3.60%
Aggregate amortization expenses	$ 13	$ 15	$ 39	$ 44	$ 57	$ 61	$ 64
Goodwill	$ 4,064		$ 4,064		$ 4,064	4,064
Bondco
Supplemental Financial Information [Line Items]
Principal amount of transition bonds issued								$ 1,300	$ 1,300
Financial support						$ 0
Sales [Member] | TCEH [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage					22.00%	23.00%	25.00%
Sales [Member] | Vistra [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage					22.00%	23.00%	25.00%
Sales [Member] | Nonaffiliated REP [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage					18.00%	17.00%	17.00%
Trade Accounts Receivable [Member] | Nonaffiliated REP [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage			16.00%		12.00%	15.00%
Trade Accounts Receivable [Member] | Second Nonaffiliated REP [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage			13.00%		10.00%	12.00%
Land Easements [Member]
Supplemental Financial Information [Line Items]
Weighted average remaining useful life					82 years
Capitalized Software [Member]
Supplemental Financial Information [Line Items]
Weighted average remaining useful life					8 years